Business Acquisition (Details)			1 Months Ended	12 Months Ended
	Mar. 07, 2017 CNY (¥)	Mar. 07, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Business Acquisition (Details) [Line Items]
Percentage of agreed to acquire	100.00%	100.00%
Business Combination, Consideration Transferred	¥ 58,450,000	$ 8,680,478
Acquisition term	5 years	5 years
Payments to Acquire Businesses, Gross				¥ 26,805,592	$ 3,842,435	¥ 12,710,784	$ 1,920,000	¥ 17,967,355	$ 2,690,000
Payable acquisition						24,436,304
Net of discount (in Dollars) | $											$ 435,857
Foreign Currency Translation Adjustment, Description			the fair value from RMB to USD using the exchange rate on March 31, 2017 at the rate of USD 1.00 to RMB 6.90.	The balance sheet amounts, with the exception of shareholders’ equity for Wimi HK at December 31, 2018 and 2019 were translated at RMB1.00 to HKD 1.1413 and to HKD 1.1163, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2017, 2018 and 2019 were RMB 1.00 and to HKD 1.1530, HKD 1.1815 and to HKD 1.1363, respectively. The balance sheet amounts, with the exception of shareholders’ equity for Wimi Cayman and Skystar at December 31, 2018 and 2019 were translated at RMB 1.00 to USD 0.1457 and to USD 0.1433, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2017, 2018 and 2019 were RMB 1.00 and to USD 0.1489, USD 0.1451 and to USD 0.1450, respectively.	The balance sheet amounts, with the exception of shareholders’ equity for Wimi HK at December 31, 2018 and 2019 were translated at RMB1.00 to HKD 1.1413 and to HKD 1.1163, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2017, 2018 and 2019 were RMB 1.00 and to HKD 1.1530, HKD 1.1815 and to HKD 1.1363, respectively. The balance sheet amounts, with the exception of shareholders’ equity for Wimi Cayman and Skystar at December 31, 2018 and 2019 were translated at RMB 1.00 to USD 0.1457 and to USD 0.1433, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2017, 2018 and 2019 were RMB 1.00 and to USD 0.1489, USD 0.1451 and to USD 0.1450, respectively.
Non compete agreements with former investors			6 years
Estimated average finite useful lives			5 years 292 days
Goodwill			¥ 33,554,007	¥ 352,079,834		351,334,021		350,023,470		$ 50,468,713	$ 51,190,993	$ 51,000,040	$ 4,862,900	¥ 317,958,966	$ 45,795,617
Business Aquisation Comprehensive Income Loss				¥ 15,823,955	$ 2,268,277	¥ 12,515,694		¥ 26,018,977
Goodwill [Member]
Business Acquisition (Details) [Line Items]
Goodwill			¥ 33,600,000